Stock options - Outstanding options and fair value of options (Details) - Stock options	May 31, 2020 Options $ / shares	May 31, 2019 Options $ / shares	May 31, 2018 Options $ / shares
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 11.95	$ 11.05	$ 7.60
Number of options (in shares)	5,882,471	7,814,996	8,956,195
Vested and exercisable (in shares)	3,873,497	4,474,966
June 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 5.44
Number of options (in shares)	50,000
Vested and exercisable (in shares)	50,000
July 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 5.24
Number of options (in shares)	213,027
Vested and exercisable (in shares)	213,027
October 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 6.90
Number of options (in shares)	20,000
Vested and exercisable (in shares)	20,000
November 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 9.05
Number of options (in shares)	20,000
Vested and exercisable (in shares)	20,000
December 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 5.25
Number of options (in shares)	300,000
Vested and exercisable (in shares)	50,000
January 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 21.70
Number of options (in shares)	10,000
Vested and exercisable (in shares)	10,000
January 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 22.89
Number of options (in shares)	110,000
Vested and exercisable (in shares)	80,000
March 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 14.39
Number of options (in shares)	20,000
Vested and exercisable (in shares)	20,000
March 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 9.98
Number of options (in shares)	200,000
Vested and exercisable (in shares)	200,000
March 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 12.39
Number of options (in shares)	50,000
Vested and exercisable (in shares)	50,000
April 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 11.40
Number of options (in shares)	333,334
Vested and exercisable (in shares)	283,334
May 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 20.19
Number of options (in shares)	858,500
Vested and exercisable (in shares)	575,164
June 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 1.40
Number of options (in shares)	1,668
Vested and exercisable (in shares)	1,668
June 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 11.78
Number of options (in shares)	50,000
Vested and exercisable (in shares)	33,333
August 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 1.64
Number of options (in shares)	65,000
Vested and exercisable (in shares)	65,000
September 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 19.38
Number of options (in shares)	50,000
Vested and exercisable (in shares)	33,333
October 2022
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 6.90
Number of options (in shares)	37,000
Vested and exercisable (in shares)	37,000
July 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 11.51
Number of options (in shares)	60,000
Vested and exercisable (in shares)	19,998
July 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 11.85
Number of options (in shares)	328,000
Vested and exercisable (in shares)	101,332
September 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 19.38
Number of options (in shares)	113,334
Vested and exercisable (in shares)	59,998
October 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 19.70
Number of options (in shares)	40,000
Vested and exercisable (in shares)	13,332
February 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 12.77
Number of options (in shares)	125,000
Vested and exercisable (in shares)	74,996
February 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 13.31
Number of options (in shares)	1,000,000
Vested and exercisable (in shares)	1,000,000
April 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 11.45
Number of options (in shares)	60,000
Vested and exercisable (in shares)	19,998
July 2027
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 2.52
Number of options (in shares)	59,689
Vested and exercisable (in shares)	59,689
November 2027
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 6.29
Number of options (in shares)	39,792
Vested and exercisable (in shares)	39,792
March 2028
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 12.29
Number of options (in shares)	119,378
Vested and exercisable (in shares)	119,378
March 2028
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 14.38
Number of options (in shares)	39,792
Vested and exercisable (in shares)	39,792
December 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 14.06
Number of options (in shares)	100,000
Vested and exercisable (in shares)	100,000
June 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 9.15
Number of options (in shares)	300,000
June 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 9.70
Number of options (in shares)	50,000
August 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 9.13
Number of options (in shares)	467,642
October 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 6.63
Number of options (in shares)	300,000
Vested and exercisable (in shares)	300,000
November 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $ / shares	$ 6.26
Number of options (in shares)	291,315
Vested and exercisable (in shares)	183,333